NOTE 9 - LOAN PAYABLE (Detail) (USD $)	3 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Debt Instrument, Face Amount	$ 109,044	$ 36,450
Debt Instrument, Periodic Payment, Interest	0.06
Debt Instrument, Periodic Payment	$ 7,232.50